RELATED PARTIES AND SHAREHOLDERS (Tables)	12 Months Ended
Dec. 31, 2022
Related Parties And Shareholders
SCHEDULE OF AMOUNT OWING BY RELATED PARTIES

The following transactions arose with related parties:

	Year ended December 31, 2022
	Directors Fees	Consulting Fees / Salaries	Share based awards	Total	Amounts owing by (to) as of December 31, 2022
Director and CEO	$-	$-	$-	$-	$462
Company controlled by CEO	-	1,224	-	1,224	(474)
CFO	-	84	160	244	-
Directors	28	-	64	92	-
	$28	$1,308	$224	$1,560	$(12)

	Year ended December 31, 2021
	Directors Fees	Consulting Fees / Salaries	Share based awards	Total	Amounts owing by (to) as of December 31, 2021
Director and CEO	$-	$43	$-	$43	$183
Company controlled by CEO	-	958	-	958	(57)
CFO	-	94	59	153	-
Directors	31	-	11	42	-
	$31	$1,095	$70	$1,196	$126

	Year ended December 31, 2020
	Directors Fees	Consulting Fees / Salaries	Share based awards	Total	Amounts owing by (to) as of December 31, 2021
Director and CEO	$-	$31	$-	$31	$-
Company controlled by CEO	-	594	-	594	-
CFO	-	30	27	57	-
Directors	31	-	10	41	-
	$31	$655	$37	$723	$-